Note 23 (Tables)	6 Months Ended
Jun. 30, 2024
Provisions [abstract]
Provisions Breakdown By Concepts [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated balance sheets, based on type of provisions, is as follows:

Provisions. Breakdown by concepts (Millions of Euros)
	Notes	June 2024	December 2023
Provisions for pensions and similar obligations		2,434	2,571
Other long term employee benefits		407	435
Provisions for taxes and other legal contingencies	6.1	773	696
Commitments and guarantees given	30	653	770
Other provisions ⁽¹⁾		392	452
Total		4,658	4,924
(1) Individually non-significant provisions for various concepts and corresponding to different geographical areas.